Income Taxes - Summary of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Current income tax expense
Related to current year	$ 246.2		$ 345.0
Related to prior years	(1.6)		(11.0)
Total current income tax expense	244.6		334.0
Deferred income tax recovery
Temporary differences	(36.1)		(49.1)
Effect of income tax rate changes on deferred income taxes	(0.3)		(0.1)
Increase in valuation allowance	1.4		15.7
Total deferred income tax expense	(35.0)		(33.5)
Income tax expense	$ 209.6	$ 209.6	$ 300.5